Revenue - Contract with Customer, Asset and Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Unearned revenue	$ 1,110,872	$ 921,964